SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share	786,852	1,127,254	753,253	1,477,512
Equity Option [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share			441,055	277,551
Warrant [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share			220,913	649,915
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share		88,843	43,619	269,133
Series A Preferred Stock [Member] | Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share		220,913	47,666	220,913
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share		60,000		60,000